Inventory - Summary of the Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 245	$ 191
Work in process	533	507
Finished goods	1,149	1,012
Total	1,927	1,710
Less: allowance for inventory excess and obsolescence	(90)	(193)
Inventory, net	$ 1,837	$ 1,517